15. Share Capital: Schedule of common shares issued and outstanding (Details) - CAD ($)		12 Months Ended
	Nov. 23, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Total Shareholders' Equity		$ 22,504,352	$ 35,325,716	$ 4,752,866	$ 5,207,625
Increase (decrease) through exercise of warrants, equity		31,578	365,113	$ 4,883
Increase (decrease) through change in equity of subsidiaries, equity			34,988,520
Share issue related cost			(4,233,129)
Issuance of Conversion of Debentures (in Shares)	751,163
Issuance of Conversion Of Debenture			863,294
Issue of equity			$ 0
Issuance of shares on debt settlement		$ 800,366
Issued capital
Number of shares outstanding		18,185,810	17,924,758	13,010,176	13,008,006
Total Shareholders' Equity		$ 40,570,773	$ 39,733,633	$ 5,750,252	$ 5,745,369
Exercise of Warrants		21,052	243,419	2,170
Increase (decrease) through exercise of warrants, equity		$ 36,774	$ 419,946	$ 4,883
Increase (decrease) in number of ordinary shares issued			3,680,000
Increase (decrease) through change in equity of subsidiaries, equity			$ 34,988,520
Share issue related cost			$ (4,233,129)
Issuance of Conversion of Debentures (in Shares)			751,163
Issuance of Conversion Of Debenture			$ 857,399
Issuance of Shares on Vesting of RSUs Shares		470,000	240,000
Issue of equity			$ 1,950,645
Issuance of shares on debt settlement, shares		240,000
Issuance of shares on debt settlement		$ 800,366